Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Shares	Common Shares OCC vessels	Common Shares Songa Vessels	Common Shares Augustea Vessels	Common Shares E.R Vessels	Additional Paid-in Capital	Additional Paid-in Capital OCC vessels	Additional Paid-in Capital Songa Vessels	Additional Paid-in Capital Augustea Vessels	Additional Paid-in Capital E.R Vessels	Accumulated Other Comprehensive income/(loss)	Accumulated deficit	Treasury Stock	Total	OCC vessels	Songa Vessels	Augustea Vessels	E.R Vessels
BALANCE, value at Dec. 31, 2015	$ 438					$ 2,008,440					$ (1,216)	$ (872,304)	$ 0	$ 1,135,358
BALANCE, shares at Dec. 31, 2015	43,821,114
Net income / (loss)												(154,228)		(154,228)
Other comprehensive income / (loss)											922			922
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 12), value	$ 7					4,159								4,166
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 12), shares	692,595
Issuance of shares for commission to Oceanbulk Maritime, value	$ 1					733								734
Issuance of shares for commission to Oceanbulk Maritime, shares	138,453
Issuance of common stock (Note 9), value	$ 120					50,158								50,278
Issuance of common stock (Note 9), shares	11,976,745
BALANCE, value at Dec. 31, 2016	$ 566					2,063,490					(294)	(1,026,532)	0	1,037,230
BALANCE, shares at Dec. 31, 2016	56,628,907
Net income / (loss)												(9,771)		(9,771)
Other comprehensive income / (loss)											899			899
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 12), value	$ 13					9,254								9,267
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 12), shares	1,220,825
Issuance of common stock (Note 9), value	$ 63					50,364								50,427
Issuance of common stock (Note 9), shares	6,310,272
BALANCE, value at Dec. 31, 2017	$ 642					2,123,108					605	(1,036,303)	0	1,088,052
BALANCE, shares at Dec. 31, 2017	64,160,004
Cumulative effect of accounting change (Note 2)												(2,259)		(2,259)
Net income / (loss)												58,397		58,397
Other comprehensive income / (loss)											(605)			(605)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 12), value	$ 8					8,064								8,072
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 12), shares	868,975
Acquisition of vessels (Note 1 and 9), value		$ 33	$ 137	$ 103	$ 3		$ 42,929	$ 182,543	$ 143,780	$ 4,037					$ 42,962	$ 182,680	$ 143,883	$ 4,040
Acquisition of vessels (Note 1 and 9), shares		3,304,735	13,725,000	10,277,335	291,300
Purchase of treasury stock (Note 9)													(3,145)	(3,145)
Offering expenses (Note 9)						(2,032)								(2,032)
BALANCE, value at Dec. 31, 2018	$ 926					$ 2,502,429					$ 0	$ (980,165)	$ (3,145)	$ 1,520,045
BALANCE, shares at Dec. 31, 2018	92,627,349